Nature of Business and Summary of Significant Accounting Policies - Additional Information (Detail)		1 Months Ended	12 Months Ended
	Jan. 01, 2021 USD ($)	Jan. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) Lessee Lease	Dec. 31, 2020 USD ($) Lessee Lease	Dec. 31, 2019 USD ($) Lessee	Feb. 01, 2021
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Total purchase price consideration				$ 21,500,000
Noncontrolling interest				0	$ 27,110,000
Less: Net income (loss) attributable to the noncontrolling interest				0	851,000	$ (168,000)
Gain on settlement of pre-existing management agreement						1,823,000
Write-off intangible assets from the relinquishment of management rights				551,000	0
Amortization expense				2,540,000	2,572,000	2,093,000
Foreign currency exchange losses				195,000	251,000	393,000
Gains (losses) due to changes in exchange rates from remeasurement				(524,000)	654,000	0
Fixed assets				1,585,000	746,000
Fixed assets, net of accumulated depreciation				$ 13,296,000	12,918,000
Period of amortization of capitalized implementation costs				7 years
Minimum likelihood of tax benefits being recognized				50.00%
Debt issuance cost				$ 27,895,000	13,637,000	9,417,000
Amortization of debt issuance costs				9,723,000	7,712,000	7,369,000
Write-offs of unamortized debt issuance costs and bond discounts				4,578,000	8,750,000	0
Direct container expenses paid in various foreign currencies				$ 5,024,000	$ 15,225,000	$ 10,527,000
Percentage of direct container expenses paid in various foreign currencies				21.00%	28.00%	23.00%
Expected forfeiture rate				3.40%	3.50%	3.40%
Share-based compensation expense				$ 6,699,000	$ 4,723,000	$ 4,388,000
Investments in marketable equity securities with readily determinable fair values				2,866,000	0
Unrealized gain (loss) on financial instruments, net				(589,000)
Fair value of net investment in direct financing and sales-type leases				1,810,712,000	856,392,000
Net investment in direct financing and sales-type leases				1,806,090,000	879,960,000
Fair value of container leaseback financing receivable				357,828,000	363,774,000
Net of container leaseback financing receivable				354,147,000	363,868,000
Fair value of long-term debt				5,320,366,000	4,144,332,000
Long-term debt				5,340,521,000	4,115,344,000
General and Administrative Expenses
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Share-based compensation expense				$ 6,470,000	$ 4,257,000	$ 3,780,000
Lease Rental Income | Customer Concentration Risk
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Number of lessees who made greater than 10% of lease rental | Lessee				0	0	0
Accounts Receivable | Customer Concentration Risk
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Number of lessees that accounted for more than 10% of gross accounts receivable | Lease				0	0
Containers held for sale | Fair Value, Inputs, Level 2
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Assets measured at fair value on non-recurring basis				$ 270,000	$ 5,845,000
Insolvent Customer
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Gain on container recovery				7,577,000	1,644,000
Containers
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Asset impairment charges				0	0	$ 0
Impairment (recovery) charges to write-off containers				2,793,000	0	9,167,000
Gain on container recovery				7,662,000	1,647,000	1,988,000
Containers for Sale
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Container impairment charges (reversals) to write down value, held for sale, net of reversals				(385,000)	11,094,000	14,238,000
Other Assets
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Intangible assets				178,000	2,719,000
Intangible assets, net of accumulated amortization				42,002,000	47,931,000
Prepaid Expenses and Other Current Assets
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Capitalized implementation costs				$ 8,767,000	$ 4,212,000
Forecast
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Amortization expense			$ 178,000
Minimum
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Intangible assets, contract terms				11 years
Long term lease period				5 years
Estimated useful lives				3 years
Minimum | Containers
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Sales data analysis period				10 years
Minimum | Operating Leases
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Contracts typical term				5 years
Maximum [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, original maturity period				3 months
Intangible assets, contract terms				13 years
Estimated useful lives				7 years
LAPCO Acquisition
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Gain on settlement of pre-existing management agreement						$ 1,823,000
TL
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Ownership percentage in TAP Funding Ltd.				50.10%
Tap Funding Limited
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Ownership percentage in TAP Funding Ltd.		49.90%		49.90%			100.00%
Total purchase price consideration		$ 21,500,000
Increase in additional paid-in capital	$ 7,022,000